Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 271,847	$ 426,913
Prepaid expenses	25,152	79,481
Total current assets	296,999	506,394
Investments held in trust account	74,237,487	71,419,358
Total non-current assets		71,419,358
Total Assets	74,534,486	71,925,752
Current Liabilities:
Payable to target	75,000
Total Current Liabilities	284,120	103,860
Total Liabilities	284,120	103,860
Commitments and contingencies
Ordinary shares subject to possible redemption (6,900,000 shares at $10.35 per share)	74,237,487	71,419,358
Shareholders’ Equity:
Preferred shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,266,500 shares issued and outstanding	227	227
Additional paid-in capital
Retained Earnings	12,652	402,307
Total Shareholders’ Equity	12,879	402,534
Total Liabilities and Shareholders’ Equity	74,534,486	71,925,752
Nonrelated Party [Member]
Current Liabilities:
Accrued expenses	143,425	78,610
Related Party [Member]
Current Liabilities:
Accrued expenses	$ 65,695	$ 25,250